Noncurrent Assets Held for Sale	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Noncurrent Assets Held for Sale

9. NONCURRENT ASSETS HELD FOR SALE

	December 31
	2017	2018
	US$	US$
Assets held for sale	—	10,576

	—	10,576

The Company vacated from an office building located in Shanghai, China and in 2018 took actions to sell the property. The sale plans met all of the held-for-sale criteria in accordance with ASC 360 — Property, Plant and Equipment and accordingly, the office building was reclassified to noncurrent assets held for sale in 2018. In 2017, the Company sold another held for sale property to a non-affiliated third party and recognized a gain from disposal of US$1,880 thousand.